united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LELAND CURRENCY STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Fair Value

	SHORT-TERM INVESTMENTS - 80.3%
	MONEY MARKET FUND - 80.3%
12,735,618	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 1.17% * (Cost $12,735,618)	$12,735,618

	TOTAL INVESTMENTS - 80.3% (Cost $12,735,618) (a)	$12,735,618
	OTHER ASSETS IN EXCESS OF LIABILITIES - 19.7%	3,127,339
	NET ASSETS - 100.0%	$15,862,957

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,735,618 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$-
	Unrealized depreciation	-
	Net unrealized appreciation	$-

	Forward Foreign Currency Contracts

	Settlement		U.S. $ Value at		U.S. $ Value at	Asset Derivatives	Liability Derivatives
Counterparty	Date	Fund Receiving	December 31, 2017	Fund Delivering	December 31, 2017	Unrealized Appreciation	Unrealized Depreciation
UBS	1/18/2018	Australian	7,454,811	U.S.	7,325,394	$129,417	$-
UBS	1/18/2018	British	6,564,715	U.S.	6,538,821	25,894	-
UBS	1/18/2018	Canadian	7,511,990	U.S.	7,352,873	159,117	-
UBS	1/18/2018	Euro	14,189,997	U.S.	14,006,450	183,547	-
UBS	1/18/2018	Japanese	2,200,762	U.S.	2,192,158	8,604	-
UBS	1/18/2018	New Zealand	5,666,903	U.S.	5,574,151	92,752	-
UBS	1/18/2018	Norwegian	10,397,737	U.S.	10,316,209	81,528	-
UBS	1/18/2018	Singapore	14,346,316	U.S.	14,249,418	96,898	-
UBS	1/18/2018	Swedish	6,595,095	U.S.	6,474,441	120,654	-
UBS	1/18/2018	Swiss	1,969,049	U.S.	1,952,781	16,268	-
UBS	1/18/2018	U.S.	8,872,591	Australian	8,970,849	-	(98,258)
UBS	1/18/2018	U.S.	3,962,353	British	3,987,298	-	(24,945)
UBS	1/18/2018	U.S.	4,246,452	Canadian	4,334,221	-	(87,769)
UBS	1/18/2018	U.S.	10,535,455	Euro	10,625,591	-	(90,136)
UBS	1/18/2018	U.S.	3,631,972	Japanese	3,625,176	6,796	-
UBS	1/18/2018	U.S.	3,240,473	New Zealand	3,288,977	-	(48,504)
UBS	1/18/2018	U.S.	7,577,302	Norwegian	7,731,751	-	(154,449)
UBS	1/18/2018	U.S.	8,719,601	Singapore	8,768,363	-	(48,762)
UBS	1/18/2018	U.S.	3,806,010	Swedish	3,902,661	-	(96,651)
UBS	1/18/2018	U.S.	3,483,089	Swiss	3,531,131	-	(48,042)
						$921,475	$(697,516)

LELAND REAL ASSET OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Fair Value

	COMMON STOCKS - 18.5%
	OIL & GAS - 4.1%
13,389	Andeavor	$1,530,898

	TRANSPORTATION - 14.4%
372,160	DHT Holdings, Inc.	1,336,054
98,835	Euronav NV	914,224
182,734	Scorpio Tankers, Inc.	557,339
278,068	Teekay Corp.	2,591,594
		5,399,211

	TOTAL COMMON STOCKS (Cost $6,510,098)	6,930,109

	EXCHANGE TRADED FUND - 9.4%
	EQUITY FUND - 9.4%
406,333	InfraCap MLP ETF	3,498,527
	TOTAL EXCHANGE TRADED FUND (Cost - $3,951,604)	3,498,527

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 54.5%
	DIVERSIFIED REITs - 27.7%
127,643	Colony NorthStar, Inc.	1,456,407
53,061	Gramercy Property Trust	1,414,606
95,887	Lexington Realty Trust	925,310
239,608	New Residential Investment Corp.	4,284,191
119,449	Spirit Realty Capital, Inc.	1,024,872
162,367	VEREIT, Inc.	1,264,839
		10,370,225
	HEALTH CARE REITs - 6.3%
189,299	New Senior Investment Group, Inc.	1,431,100
33,302	Omega Healthcare Investors, Inc.	917,137
		2,348,237
	HOTEL & RESORT REITs - 4.2%
52,814	Hospitality Properties Trust	1,576,498

	MORTGAGE REITs - 10.0%
44,929	Blackstone Mortgage Trust, Inc.	1,445,815
107,915	Starwood Property Trust, Inc.	2,303,985
		3,749,800
	REGIONAL MALL REITs - 6.3%
54,700	GGP, Inc.	1,279,433
6,308	Simon Property Group, Inc.	1,083,336
		2,362,769

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $18,566,393)	20,407,529

	SHORT-TERM INVESTMENTS - 15.0%
	MONEY MARKET FUND - 15.0%
5,610,803	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 1.40% ** (Cost $5,610,803)	5,610,803

	TOTAL INVESTMENTS - 97.4% (Cost $34,638,898) (a)	$36,446,968
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%	963,818
	NET ASSETS - 100.0%	$37,410,786

** Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,951,359 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$2,105,985
	Unrealized depreciation	(1,610,376)
	Net unrealized appreciation	$495,609

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Fair Value

	COMMON STOCKS - 93.7%
	AEROSPACE/DEFENSE - 5.4%
826	Boeing Co.	$243,596
346	General Dynamics Corp.	70,394
388	Lockheed Martin Corp.	124,567
260	Northrop Grumman Corp.	79,797
429	Raytheon Co.	80,588
1,195	United Technologies Corp.	152,446
		751,388
	AGRICULTURE - 2.6%
2,151	Altria Group, Inc.	153,603
536	Archer-Daniels-Midland Co.	21,483
1,741	Philip Morris International, Inc.	183,937
		359,023
	APPAREL - 0.6%
1,281	NIKE, Inc.	80,127

	AUTO MANUFACTURERS - 1.0%
3,852	Ford Motor Co.	48,111
1,300	General Motors Co.	53,287
104	Tesla, Inc. *	32,380
		133,778
	BANKS - 7.3%
6,909	Bank of America Corp.	203,954
669	Bank of New York Mellon Corp.	36,032
277	Capital One Financial Corp.	27,584
1,764	Citigroup, Inc.	131,259
252	Goldman Sachs Group, Inc.	64,200
2,279	JPMorgan Chase & Co.	243,716
818	Morgan Stanley	42,920
310	PNC Financial Services Group, Inc.	44,730
1,036	US Bancorp	55,509
2,904	Wells Fargo & Co.	176,186
		1,026,090
	BEVERAGES - 3.2%
4,320	Coca-Cola Co.	198,202
191	Constellation Brands, Inc.	43,657
376	Monster Beverage Corp. *	23,797
1,581	PepsiCo, Inc.	189,594
		455,250
	BIOTECHNOLOGY - 1.6%
407	Amgen, Inc.	70,777
120	Biogen, Inc. *	38,228
492	Celgene Corp. *	51,345
821	Gilead Sciences, Inc.	58,816
		219,166
	BUILDING MATERIALS - 0.6%
1,288	Johnson Controls International plc	49,086
67	Martin Marietta Materials, Inc.	14,810
116	Vulcan Materials Co.	14,891
		78,787
	CHEMICALS - 3.5%
235	Air Products & Chemicals, Inc.	38,559
114	Albemarle Corp.	14,579
2,987	DowDuPont, Inc.	212,734
347	LyondellBasell Industries NV	38,281
520	Monsanto Co.	60,726
300	PPG Industries, Inc.	35,046
316	Praxair, Inc.	48,879
96	Sherwin-Williams Co.	39,364
		488,168
	COMMERCIAL SERVICES - 1.6%
442	Automatic Data Processing, Inc.	51,798
305	Ecolab, Inc.	40,925
962	PayPal Holdings, Inc. *	70,822
380	S&P Global, Inc.	64,372
		227,917

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares			Fair Value

		COMPUTERS - 3.3%
615		Accenture PLC - Cl. A	$94,150
1,148		Apple, Inc. #	194,276
593		Cognizant Technology Solutions Corp.	42,115
886		International Business Machines Corp.	135,930
			466,471
		COSMETICS/PERSONAL CARE - 1.9%
977		Colgate-Palmolive Co.	73,715
221		Estee Lauder Cos., Inc.	28,120
1,858		Procter & Gamble Co. #	170,713
			272,548
		DIVERSIFIED FINANCIAL SERVICES - 3.4%
474		American Express Co.	47,073
73		BlackRock, Inc. - Cl. A	37,501
773		Charles Schwab Corp.	39,709
940		MasterCard, Inc. - Cl. A	142,278
1,840		Visa, Inc. - Cl. A	209,797
			476,358
		ELECTRIC - 2.4%
425		American Electric Power, Inc.	31,267
265		Consolidated Edison, Inc.	22,512
588		Dominion Energy, Inc.	47,663
640		Duke Energy Corp.	53,830
821		Exelon Corp.	32,356
405		NextEra Energy, Inc.	63,257
398		PG&E Corp.	17,842
587		PPL Corp.	18,168
914		Southern Co.	43,954
			330,849
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
957		Emerson Electric Co.	66,693

		ELECTRONICS - 1.2%
1,138		Honeywell International, Inc.	174,524

		FOOD - 1.6%
602		General Mills, Inc.	35,693
1,072		Kraft Heinz Co.	83,359
1,689		Mondelez International, Inc. - Cl. A	72,289
591		Sysco Corp.	35,891
			227,232
		FOREST PRODUCTS & PAPER - 0.2%
457		International Paper Co.	26,479

		GAS - 0.2%
214	214	Sempra Energy	22,881

		HEALTHCARE-PRODUCTS - 1.3%
1,156		Abbott Laboratories	65,973
890		Medtronic PLC	71,868
265		Thermo Fisher Scientific, Inc.	50,318
			188,159
		HEALTHCARE-SERVICES - 1.0%
608		UnitedHealth Group, Inc.	134,040

		HOUSEHOLD PRODUCTS/WARES - 0.3%
374		Kimberly-Clark Corp.	45,127

		INSURANCE - 2.8%
530		American International Group, Inc.	31,577
1,290		Berkshire Hathaway, Inc. *	255,704
278		Chubb Ltd.	40,624
565		MetLife, Inc.	28,566
269		Prudential Financial, Inc.	30,930
			387,401

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Fair Value

	INTERNET - 5.0%
80	Alphabet, Inc. - Cl. A *	$84,272
136	Alphabet, Inc. - Cl. C *#	142,310
167	Amazon.com, Inc. *#	195,301
755	Facebook, Inc. - Cl. A *#	133,227
359	Netflix, Inc. *	68,914
42	Priceline Group, Inc. *	72,985
		697,009
	IRON/STEEL - 0.1%
333	Nucor Corp.	21,172

	LEISURE TIME - 0.2%
389	Carnival Corp.	25,818

	LODGING - 0.3%
312	Marriott International, Inc.	42,348

	MACHINERY-CONSTRUCTION & MINING - 1.0%
884	Caterpillar, Inc.	139,301

	MACHINERY-DIVERSIFIED - 0.7%
159	Cummins, Inc.	28,086
428	Deere & Co.	66,986
		95,072
	MEDIA - 3.4%
208	Charter Communications, Inc. - Cl. A *	69,880
4,393	Comcast Corp.	175,940
775	Time Warner, Inc.	70,889
1,540	Walt Disney Co.	165,565
		482,274
	MINING - 0.4%
1,530	Freeport-McMoRan, Inc. *	29,009
571	Newmont Mining Corp.	21,424
		50,433
	MISCELLANEOUS MANUFACTURING - 2.6%
883	3M Co.	207,832
4,959	General Electric Co. #	86,535
431	Illinois Tool Works, Inc.	71,912
		366,279
	OIL & GAS - 4.8%
444	Anadarko Petroleum Corp.	23,816
112	Andeavor	12,806
284	Apache Corp.	11,990
1,505	Chevron Corp.	188,411
88	Concho Resources, Inc. *	13,219
966	ConocoPhillips	53,024
363	Devon Energy Corp.	15,028
424	EOG Resources, Inc.	45,754
1,767	Exxon Mobil Corp. #	147,792
376	Marathon Petroleum Corp.	24,808
607	Occidental Petroleum Corp.	44,712
340	Phillips 66	34,391
134	Pioneer Natural Resources Co.	23,162
323	Valero Energy Corp.	29,687
		668,600
	OIL&GAS SERVICES - 0.8%
655	Halliburton Co.	32,010
274	National Oilwell Varco, Inc.	9,869
1,017	Schlumberger, Ltd.	68,536
		110,415

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Fair Value

	PHARMACEUTICALS - 4.4%
934	AbbVie, Inc.	$90,327
221	Allergan PLC	36,151
1,091	Bristol-Myers Squibb Co.	66,856
606	Eli Lilly & Co.	51,183
605	Express Scripts Holding Co. *	45,157
285	Johnson & Johnson #	39,820
235	McKesson Corp.	36,648
1,814	Merck & Co., Inc.	102,074
3,963	Pfizer, Inc.	143,540
		611,756
	PIPELINES - 0.4%
1,583	Kinder Morgan, Inc.	28,605
268	ONEOK, Inc.	14,325
552	Williams Cos, Inc.	16,830
		59,760
	RETAIL - 7.1%
428	Costco Wholesale Corp.	79,659
1,127	CVS Health Corp.	81,707
1,088	Home Depot, Inc.	206,209
813	Lowe's Cos., Inc.	75,560
799	McDonald's Corp.	137,524
1,425	Starbucks Corp.	81,838
510	Target Corp.	33,277
621	TJX Cos, Inc.	47,482
1,031	Walgreens Boots Alliance, Inc.	74,871
1,728	Wal-Mart Stores, Inc.	170,640
		988,767
	SEMICONDUCTORS - 5.3%
1,071	Applied Materials, Inc.	54,750
330	Broadcom Ltd.	84,777
4,726	Intel Corp.	218,152
1,060	Micron Technology, Inc. *	43,587
544	NVIDIA Corp.	105,264
374	NXP Semiconductors NV *	43,792
1,404	QUALCOMM, Inc.	89,884
920	Texas Instruments, Inc.	96,085
		736,291
	SOFTWARE - 3.6%
458	Adobe Systems, Inc. *	80,260
2,498	Microsoft Corp. #	213,679
3,295	Oracle Corp.	155,788
582	salesforce.com, Inc. *	59,498
		509,225
	TELECOMMUNICATIONS - 2.6%
2,130	AT&T, Inc.	82,814
328	CenturyLink, Inc.	5,471
4,981	Cisco Systems, Inc.	190,772
110	T-Mobile US, Inc. *	6,986
1,415	Verizon Communications, Inc.	74,896
62	Zayo Group Holdings, Inc. *	2,282
		363,221
	TRANSPORTATION - 3.5%
1,234	CSX Corp.	67,882
345	FedEx Corp.	86,091
430	Norfolk Southern Corp.	62,307
1,184	Union Pacific Corp.	158,774
1,030	United Parcel Service, Inc. - Cl. B	122,724
		497,778

	TOTAL COMMON STOCK (Cost $10,818,931)	13,103,975

	REAL ESTATE INVESTMENT TRUSTS - 0.4%
260	American Tower Corp.	37,094
240	Crown Castle International Corp.	26,643
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $53,052)	63,737

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares						Fair Value

	SHORT-TERM INVESTMENTS - 4.8%
	MONEY MARKET FUND - 4.8%
670,113	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 1.17% ** (Cost $670,113)					$670,113

	TOTAL INVESTMENTS - 98.9% (Cost $11,542,096) (a)					$13,837,825
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%					152,093
	NET ASSETS - 100.0%					$13,989,918

ETF - Exchange Traded Fund
PLC - Public Limited Company
* Non-income producting security
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
# All or a portion of the security is segregated as collateral for swap contracts at December 31, 2017. Total collateral had a value of $911,988 at December 31, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,570,676 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
					Unrealized appreciation	$2,403,661
					Unrealized depreciation	(136,512)
					Net unrealized appreciation	$2,267,149

SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at December 31, 2017 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value and Net Unrealized Gain
Societe Generale	Index Swap ~	0.60%	Index Return	1/2/2018	$13,347,921	$135,403
Societe Generale	Basket Swap ^	1-Month LIBOR + 0.60%	Basket Return	1/2/2018	2,421,289	12,168
	Net Unrealized Gain from Open Swap Contracts					$147,571

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
~ The Index Swap is made up of the Dow Jones Industrial Average Total Return Index, the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index.

^ The following table represents the individual common stock exposure comprising the Societe Generale Equity Basket Swap as on December 31, 2017.

Societe Generale Equity Basket Swap

Shares	Description				Fair Value	% of Basket
200	Alphabet, Inc. - Cl. A				$210,680	8.7%
175	Alphabet, Inc. - Cl. C				183,120	7.5%
225	Amazon.com, Inc.				263,131	10.8%
2,900	Apple, Inc.				490,767	20.1%
1,600	Exxon Mobil Corp.				133,824	5.5%
1,500	Facebook, Inc.				264,690	10.9%
8,000	General Electric Co.				139,600	5.7%
1,500	Johnson & Johnson				209,580	8.6%
5,250	Microsoft Corp.				449,085	18.4%
1,000	Procter & Gamble Co.				91,880	3.8%
					$2,436,357	100.0%

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Fair Value

	COMMON STOCKS - 97.1%
	AEROSPACE/DEFENSE - 1.2%
395	Boeing Co.	$116,489
185	Lockheed Martin Corp.	59,394
571	United Technologies Corp.	72,842
		248,725
	AGRICULTURE - 0.5%
668	Altria Group, Inc.	47,702
541	Philip Morris International, Inc.	57,157
		104,859
	AUTO PARTS & EQUIPMENT - 0.6%
1,923	Mobileye NV *	121,072

	BANKS - 0.8%
1,288	Bank of America Corp.	38,022
328	Citigroup, Inc.	24,406
44	Goldman Sachs Group, Inc.	11,209
424	JPMorgan Chase & Co.	45,343
183	US Bancorp	9,805
541	Wells Fargo & Co.	32,822
		161,607
	BEVERAGES - 0.6%
1,343	Coca-Cola Co.	61,617
491	PepsiCo, Inc.	58,881
		120,498
	BIOTECHNOLOGY - 0.4%
100	Amgen, Inc.	17,390
325	Illumina, Inc. *	71,009
		88,399
	CHEMICALS - 1.0%
99	Air Products & Chemicals, Inc.	16,244
1,328	DowDuPont, Inc.	94,580
147	LyondellBasell Industries NV	16,217
231	Monsanto Co.	26,976
127	PPG Industries, Inc.	14,836
139	Praxair, Inc.	21,501
41	Sherwin-Williams Co.	16,812
		207,166
	COMMERCIAL SERVICES - 7.7%
4,418	Automatic Data Processing, Inc. #	517,745
402	CoStar Group, Inc. *	119,374
135	Ecolab, Inc.	18,114
1,101	Gartner, Inc. *	135,588
6,431	Paypal Holdings, Inc. *#	473,450
2,265	Total System Services, Inc	179,139
2,024	Verisk Analytics, Inc. *	194,304
		1,637,714
	COMPUTERS - 12.2%
2,934	Accenture PLC #	449,166
1,889	Amdocs Ltd.	123,692
2,352	Apple, Inc. #	398,029
1,851	Check Point Software Technologies Ltd. *	191,801
7,034	Cognizant Technology Solutions Corp. - Cl. A #	499,555
3,788	DXC Technology Co.	359,481
3,850	International Business Machines Corp. #	590,667
		2,612,391
	COSMETICS/PERSONAL CARE - 0.5%
303	Colgate-Palmolive Co.	22,861
888	Procter & Gamble Co.	81,589
		104,450
	DIVERSIFIED FINANCIAL SERVICES - 7.9%
7,461	MasterCard, Inc. - Cl. A #	1,129,297
4,903	Visa, Inc. - Cl. A #	559,040
		1,688,337
	ELECTRONICS - 0.9%
849	Agilent Technologies, Inc.	56,858
544	Honeywell International, Inc.	83,428
228	Waters Corp. *	44,047
		184,333

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Fair Value

	FOOD - 0.2%
331	Kraft Heinz Co.	$25,739
524	Mondelez International, Inc. - Cl. A	22,427
		48,166
	FOREST PRODUCTS & PAPER - 0.0% ^
193	International Paper Co.	11,182

	HEALTHCARE-PRODUCTS - 7.3%
224	Align Technology, Inc. *	49,771
1,733	Baxter International, Inc.	112,021
719	Becton Dickinson and Co.	153,926
3,438	Boston Scientific Corp. *	85,228
1,787	Danaher Corp.	165,869
698	DENTSPLY SIRONA, Inc.	45,949
642	Edwards Lifesciences Corp. *	72,360
255	Intuitive Surgical, Inc. *	93,060
4,220	Medtronic PLC	340,765
848	Stryker Corp.	131,304
1,255	Thermo Fisher Scientific, Inc.	238,299
635	Zimmer Biomet Holdings, Inc.	76,625
		1,565,177
	HEALTHCARE-SERVICES - 5.9%
910	Aetna, Inc.	164,155
782	Anthem, Inc.	175,958
472	Centene Corp. *	47,615
740	Cigna Corp.	150,287
855	HCA Holdings, Inc. *	75,103
370	Humana, Inc.	91,786
290	Laboratory Corp of America Holdings *	46,258
2,331	UnitedHealth Group, Inc. #	513,892
		1,265,054
	INSURANCE - 0.2%
239	Berkshire Hathaway, Inc. *	47,375

	INTERNET - 16.5%
438	Alphabet, Inc. - Cl. A *#	461,389
457	Alphabet, Inc. - Cl. C *#	478,205
52	Amazon.com, Inc. *	60,812
1,705	CDW Corp.	118,480
19	Cognent Communications Holdings, Inc.	861
13,476	eBay, Inc. *#	508,584
3,253	Facebook, Inc. - Cl. A *#	574,024
2,556	Netflix, Inc. *#	490,650
1,208	Palo Alto Networks, Inc. *	175,088
8,238	Snap, Inc. *	120,357
6,857	Symantec Corp.	192,407
9,185	Twitter, Inc. *	220,532
3,767	Yandex NV *	123,369
		3,524,758
	MACHINERY - CONTRUCTION & MINING - 0.3%
421	Caterpillar, Inc.	66,341

	MEDIA - 0.2%
602	Comcast Corp.	24,111
210	Walt Disney Co.	22,577
		46,688
	MINING - 0.1%
648	Freeport-McMoRan, Inc. *	12,286

	MISCELLANEOUS MANUFACTURING - 1.0%
421	3M Co.	99,091
6,208	General Electric Co.	108,330
		207,421

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Fair Value

	OIL & GAS - 0.9%
441	Chevron Corp.	$55,209
271	ConocoPhillips	14,875
118	EOG Resources, Inc.	12,733
990	Exxon Mobil Corp.	82,804
169	Occidental Petroleum Corp.	12,449
95	Phillips 66	9,609
90	Valero Energy Corp.	8,272
		195,951
	OIL & GAS SERVICES - 0.1%
183	Halliburton Co.	8,943
298	Schlumberger Ltd.	20,082
		29,025
	PHARMACEUTICALS - 0.7%
243	AbbVie, Inc.	23,501
466	Johnson & Johnson	65,110
474	Merck & Co., Inc.	26,672
1,037	Pfizer, Inc.	37,560
		152,843
	PIPELINES - 0.0% ^
444	Kinder Morgan Inc.	8,023

	RETAIL - 0.5%
349	CVS Health Corp.	25,303
148	Home Depot, Inc.	28,050
537	Wal-Mart Stores, Inc.	53,029
		106,382
	SEMICONDUCTORS - 2.4%
735	Applied Materials, Inc.	37,573
226	Broadcom Ltd.	58,059
3,241	Intel Corp.	149,605
725	Micron Technology, Inc. *	29,812
373	NVIDIA Corp.	72,175
255	NXP Semiconductors NV *	29,858
963	QUALCOMM, Inc.	61,651
630	Texas Instruments, Inc.	65,797
		504,530
	SOFTWARE - 23.6%
8,532	Activision Blizzard, Inc. #	540,246
3,166	Adobe Systems, Inc. *#	554,810
2,444	Autodesk, Inc. *	256,205
3,326	Cadence Design Systems, Inc. *	139,093
1,020	Cerner Corp. *	68,738
1,949	Citrix Systems, Inc. *	171,512
3,311	Electronic Arts, Inc. *#	347,854
2,716	Intuit, Inc. #	428,530
21	j2 Gobal, Inc.	1,576
7,264	Microsoft Corp. #	621,363
10,918	Oracle Corp. #	516,203
1,776	Red Hat, Inc. *	213,298
5,072	salesforce.com, Inc. *#	518,511
1,953	ServiceNow, Inc. *	254,652
1,805	Synopsys, Inc. *	153,858
1,074	Vmware, Inc. *	134,594
1,245	Workday, Inc. *	126,666
		5,047,709
	TELECOMMUNICATIONS - 2.1%
3,826	AT&T, Inc.	148,755
562	CenturyLink, Inc.	9,374
3,415	Cisco Systems, Inc.	130,794
26	Shenandoah Telecommunications Co.	879
408	Sprint Corp. *	2,403
190	T-Mobile US, Inc. *	12,067
52	Telephone & Data Systems, Inc.	1,446
2,542	Verizon Communications, Inc.	134,548
108	Zayo Group Holdings, Inc. *	3,974
		444,240

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares							Fair Value

	TRANSPORTATION - 0.8%
164	FedEx Corp.						$40,925
566	Union Pacific Corp.						75,901
492	United Parcel Service, Inc. - Cl. B						58,622
							175,448

	TOTAL COMMON STOCK (Cost $17,342,199)						20,738,150

	SHORT-TERM INVESTMENTS - 3.0%
	MONEY MARKET FUND - 3.0%
644,234	Invesco Short Term Investments Trust - Treasury Portfolio
	Institutional Class, to yield 1.17% ** (Cost $644,234)						644,234

	TOTAL INVESTMENTS - 100.1% (Cost $17,986,433) (a)						$21,382,384
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %						(14,453)
	NET ASSETS - 100.0%						$21,367,931

ETF- Exchange Traded Fund
^ Rounds to less than 0.1%
* Non-income producting security
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
# All or a portion of the security is segregated as collateral for swap contracts at December 31, 2017. Total collateral had a value of $2,765,269 at December 31, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,104,622 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
					Unrealized appreciation		$3,343,579
					Unrealized depreciation		(65,817)
					Net unrealized appreciation		$3,277,762

SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at December 31, 2017 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount		Value and Net Unrealized Gain (Loss)
Societe Generale	Index Swap ~	0.60%	Index Return	1/2/2018	$20,648,291		$(112,331)
Societe Generale	Basket Swap ^	1-Month LIBOR + 0.60%	Basket Return	1/2/2018	8,266,469		54,390
	Net Unrealized Loss from Open Swap Contracts					$(57,941)

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
~ The Index Swap is made up of the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index.

^^ The following table represents the individual common stock exposure comprising the Societe Generale Equity Basket Swap as on December 31, 2017.

Societe Generale Equity Basket Swap
Shares	Description				Fair Value		% of Basket
5,000	Accenture PLC				$765,450		9.2%
2,750	Adobe Systems, Inc.				481,910		5.8%
800	Alphabet, Inc. - Cl. A				842,720		10.1%
800	Alphabet, Inc. - Cl. C				837,120		10.1%
1,100	Apple, Inc.				186,153		2.2%
1,300	Automatic Data Processing, Inc.				152,347		1.8%
750	Cognizant Technology Solutions Corp. - Cl. A				53,265		0.6%
4,000	Facebook, Inc.				705,840		8.5%
4,500	International Business Machines Corp.				690,390		8.3%
2,000	Mastercard, Inc.				302,720		3.6%
8,000	Microsoft Corp.				684,320		8.2%
2,000	Netflix, Inc.				383,920		4.6%
15,000	Oracle Corp.				709,200		8.5%
6,000	Paypal Holdings, Inc.				441,720		5.3%
2,400	salesforce.com, Inc.				245,352		3.0%
500	UnitedHealth Group, Inc.				110,230		1.3%
6,500	Visa, Inc.				742,690		8.9%
					$8,335,347		100.0%

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017
The following is a summary of significant accounting policies followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 in valuing the Funds' investments measured at fair value:

Leland Currency Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Short-Term Investment	$12,735,618	$-	$-	$12,735,618
Total	$12,735,618	$-	$-	$12,735,618
Derivatives
Forward Foreign Currency Exchange Contracts **	$-	$921,475	$-	$921,475

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Forward Foreign Currency Exchange Contracts **	$-	$697,516	$-	$697,516

Leland Real Asset Opportunities Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$6,930,109	$-	$-	$6,930,109
Exchange Traded Fund	3,498,527	-	-	3,498,527
Real Estate Investment Trusts	20,407,529	-	-	20,407,529
Short-Term Investment	5,610,803	-	-	5,610,803
Total	$36,446,968	$-	$-	$36,446,968

Leland Thomson Reuters Private Equity Index Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$13,103,975	$-	$-	$13,103,975
Real Estate Investment Trusts	63,737	-	-	63,737
Short-Term Investment	670,113	-	-	670,113
Total	$13,837,825	$-	$-	$13,837,825
Derivatives
Swap Contracts ***	$-	$147,571	$-	$147,571

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Leland Thomson Reuters Venture Capital Index Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$20,738,150	$-	$-	$20,738,150
Short-Term Investment	644,234	-	-	644,234
Total	$21,382,384	$-	$-	$21,382,384
Derivatives
Swap Contracts ***	$-	$54,390	$-	$54,390

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Swap Contracts ***	$-	$112,331	$-	$112,331

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* See Portfolios of Investments for industry classifications.
** Amount shown represents unrealized gain (loss) at period end.
*** Cumulative appreciation (depreciation) of swap contracts is reported in the above table.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Forward Foreign Currency Exchange Contracts – As foreign securities are purchased, the Funds generally enter into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of December 31, 2017, the amount of unrealized gain on forward foreign currency exchange contracts subject to currency price risk amounted to $223,959 for the Leland Tactical Currency Strategy Fund.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Underlying Investment in Other Investment Companies - The Leland Currency Strategy Fund currency seeks to achieve its investment objective by investing a portion of its assets in STIT Treasury Portfolio, Institutional Class (the "Security"). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security N-CSR’s available at “www.sec.gov” or on the Security’s websites. As of December 31, 2017, the percentage of the Leland Currency Strategy Fund's net assets invested in STIT Treasury Portfolio, Institutional Class was 80.3%.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. The Funds may hold swaps subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds are subject to equity price risk. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of December 31, 2017 the Leland Thomson Reuters Private Equity Index Fund and Leland Thomson Reuters Venture Capital Index Fund had net unrealized gains (losses) from open swap contracts in the amount of $147,571 and ($57,941) respectively.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 2/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 2/21/2018

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/21/2018